Share-Based Payments - Additional Information (Detail) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 448	$ 510	$ 169
Percentage of discount on market price of share for share based payments	20.00%
Share-based compensation number of shares issued | shares	1,981.0	1,972.0	1,959.0
The Zenzele Kabili scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense		$ 72
AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lock up Period for first half of bonus shares	3 years
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period first half	3 years
Share-based compensation number of shares issued | shares	4.8	0.2
Share-based compensation grant date fair value	$ 293	$ 9
Restricted Stock Units [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period of stock options	5 years
Stock options granted | shares	0.1	0.1
Fair value of stock options granted	$ 4	$ 4